Segments and Geographical Information (Details) - Schedule of Total Revenues - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Segments and Geographical Information (Details) - Schedule of Total Revenues [Line Items]
Total revenues	$ 23,478	$ 21,138
Israel [Member]
Segments and Geographical Information (Details) - Schedule of Total Revenues [Line Items]
Total revenues	19,765	16,686
Far East [Member]
Segments and Geographical Information (Details) - Schedule of Total Revenues [Line Items]
Total revenues	707	1,536
India [Member]
Segments and Geographical Information (Details) - Schedule of Total Revenues [Line Items]
Total revenues	1,060	641
Europe [Member]
Segments and Geographical Information (Details) - Schedule of Total Revenues [Line Items]
Total revenues	838	399
United States [Member]
Segments and Geographical Information (Details) - Schedule of Total Revenues [Line Items]
Total revenues	1,080	1,733
Others [Member]
Segments and Geographical Information (Details) - Schedule of Total Revenues [Line Items]
Total revenues	$ 28	$ 143